Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-16 - Fidelity Managed Retirement 2030 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund: Class A
Bar Chart Table:
Annual Return 2020	13.55%